Activities of the Company - Summary of Significant Investments in Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Parent Entity Information [Line Items]
Country of incorporation	Mexico
Coca-Cola FEMSA [member]
Disclosure Of Parent Entity Information [Line Items]
Percent of ownership interest	47.20%	47.90%
Percent of shares as ADS	25.00%
Farmacias Yza [member]
Disclosure Of Parent Entity Information [Line Items]
Percent of ownership interest	23.00%
Grupo Socofar [member]
Disclosure Of Parent Entity Information [Line Items]
Percent of ownership interest	60.00%
The Coca-Cola company [member] | Coca-Cola FEMSA [member]
Disclosure Of Parent Entity Information [Line Items]
Percent of ownership interest	27.80%
Heineken investment [member] | Heineken Company [member]
Disclosure Of Parent Entity Information [Line Items]
Percent of ownership interest	14.80%	20.00%
Heineken investment [member] | Heineken Holding N.V. [member]
Disclosure Of Parent Entity Information [Line Items]
Percent of ownership interest	14.80%	20.00%